UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipals Trust

Semiannual Report

January 31, 2019

Arizona     •    Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2019

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Arizona Municipal Income Fund	2
Connecticut Municipal Income Fund	3
Minnesota Municipal Income Fund	4
New Jersey Municipal Income Fund	5
Pennsylvania Municipal Income Fund	6

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	11

Special Meeting of Shareholders	59

Officers and Trustees	60

Important Notices	61

Eaton Vance

Arizona Municipal Income Fund

January 31, 2019

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/13/1993	07/25/1991	1.51%	2.88%	3.39%	4.93%
Class A with 4.75% Maximum Sales Charge	—	—	–3.30	–1.99	2.39	4.42
Class C at NAV	12/16/2005	07/25/1991	1.02	2.02	2.59	4.14
Class C with 1% Maximum Sales Charge	—	—	0.02	1.02	2.59	4.14
Class I at NAV	08/03/2010	07/25/1991	1.61	3.08	3.59	5.11
Bloomberg Barclays Municipal Bond Index	—	—	2.05%	3.26%	3.57%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.09	3.55	4.67	5.97

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.71%	1.46%	0.51%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.66%	1.90%	2.86%
Taxable-Equivalent Distribution Rate				4.71	3.36	5.06
SEC 30-day Yield				1.81	1.16	2.10
Taxable-Equivalent SEC 30-day Yield				3.20	2.05	3.72

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2019

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/19/1994	05/01/1992	1.61%	2.66%	3.30%	4.47%
Class A with 4.75% Maximum Sales Charge	—	—	–3.24	–2.22	2.30	3.97
Class C at NAV	02/09/2006	05/01/1992	1.23	1.89	2.53	3.70
Class C with 1% Maximum Sales Charge	—	—	0.23	0.90	2.53	3.70
Class I at NAV	03/03/2008	05/01/1992	1.72	2.86	3.51	4.68
Bloomberg Barclays Municipal Bond Index	—	—	2.05%	3.26%	3.57%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.09	3.55	4.67	5.97

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.73%	1.48%	0.53%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.91%	2.15%	3.11%
Taxable-Equivalent Distribution Rate				5.28	3.90	5.65
SEC 30-day Yield				1.70	1.05	1.98
Taxable-Equivalent SEC 30-day Yield				3.08	1.91	3.59

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2019

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/09/1993	07/29/1991	1.83%	2.61%	2.75%	4.40%
Class A with 4.75% Maximum Sales Charge	—	—	–2.99	–2.23	1.75	3.89
Class C at NAV	12/21/2005	07/29/1991	1.51	1.94	1.99	3.62
Class C with 1% Maximum Sales Charge	—	—	0.51	0.94	1.99	3.62
Class I at NAV	08/03/2010	07/29/1991	2.04	2.92	2.97	4.58
Bloomberg Barclays Municipal Bond Index	—	—	2.05%	3.26%	3.57%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.09	3.55	4.67	5.97

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.69%	1.44%	0.49%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.46%	1.69%	2.66%
Taxable-Equivalent Distribution Rate				4.61	3.17	4.98
SEC 30-day Yield				1.75	1.10	2.04
Taxable-Equivalent SEC 30-day Yield				3.29	2.06	3.82

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2019

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/13/1994	01/08/1991	1.98%	3.75%	3.54%	5.61%
Class A with 4.75% Maximum Sales Charge	—	—	–2.83	–1.14	2.53	5.10
Class C at NAV	12/14/2005	01/08/1991	1.69	2.97	2.77	4.84
Class C with 1% Maximum Sales Charge	—	—	0.69	1.97	2.77	4.84
Class I at NAV	03/03/2008	01/08/1991	2.20	3.96	3.75	5.83
Bloomberg Barclays Municipal Bond Index	—	—	2.05%	3.26%	3.57%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.09	3.55	4.67	5.97

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.73%	1.48%	0.53%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.99%	2.22%	3.19%
Taxable-Equivalent Distribution Rate				5.55	4.12	5.92
SEC 30-day Yield				2.10	1.46	2.40
Taxable-Equivalent SEC 30-day Yield				3.90	2.71	4.46

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2019

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/01/1994	01/08/1991	1.57%	3.08%	3.09%	4.73%
Class A with 4.75% Maximum Sales Charge	—	—	–3.21	–1.86	2.09	4.22
Class C at NAV	01/13/2006	01/08/1991	1.20	2.23	2.30	3.94
Class C with 1% Maximum Sales Charge	—	—	0.21	1.24	2.30	3.94
Class I at NAV	03/03/2008	01/08/1991	1.68	3.17	3.27	4.94
Bloomberg Barclays Municipal Bond Index	—	—	2.05%	3.26%	3.57%	4.55%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	2.09	3.55	4.67	5.97

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.80%	1.55%	0.60%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.74%	2.96%	3.94%
Taxable-Equivalent Distribution Rate				6.52	5.16	6.87
SEC 30-day Yield				1.75	1.09	2.03
Taxable-Equivalent SEC 30-day Yield				3.04	1.90	3.54

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						2.77%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Municipal Income Funds

January 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Eaton Vance Arizona Municipal Income Fund and Eaton Vance Minnesota Municipal Income Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.10	$3.66	0.72%
Class C	$1,000.00	$1,010.20	$7.45	1.47%
Class I	$1,000.00	$1,016.10	$2.64	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.67	0.72%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.60	$2.65	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

8

Eaton Vance

Municipal Income Funds

January 31, 2019

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,016.10	$3.66	0.72%
Class C	$1,000.00	$1,012.30	$7.46	1.47%
Class I	$1,000.00	$1,017.20	$2.64	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.67	0.72%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.60	$2.65	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.30	$3.61	0.71%
Class C	$1,000.00	$1,015.10	$7.42	1.46%
Class I	$1,000.00	$1,020.40	$2.60	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.62	0.71%
Class C	$1,000.00	$1,017.80	$7.43	1.46%
Class I	$1,000.00	$1,022.60	$2.60	0.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

9

Eaton Vance

Municipal Income Funds

January 31, 2019

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.80	$3.72	0.73%
Class C	$1,000.00	$1,016.90	$7.52	1.48%
Class I	$1,000.00	$1,022.00	$2.70	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72	0.73%
Class C	$1,000.00	$1,017.70	$7.53	1.48%
Class I	$1,000.00	$1,022.50	$2.70	0.53%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.70	$4.22	0.83%
Class C	$1,000.00	$1,012.00	$8.01	1.58%
Class I	$1,000.00	$1,016.80	$3.20	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.23	0.83%
Class C	$1,000.00	$1,017.20	$8.03	1.58%
Class I	$1,000.00	$1,022.00	$3.21	0.63%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

10

Eaton Vance

Arizona Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.0%
Security	Principal Amount (000’s omitted)	Value

Education — 15.5%

Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,306,756

Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	170	184,627

Arizona Board of Regents, (Arizona State University), Prerefunded to 7/1/22, 5.00%, 7/1/37	830	919,441

Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/38	1,500	1,704,360

Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,633,665

Northern Arizona University, 5.00%, 6/1/38	1,000	1,116,670

Pima County Community College District, 5.00%, 7/1/33(1)	300	353,694

Pima County Community College District, 5.00%, 7/1/35(1)	720	841,082

		$8,060,295

Electric Utilities — 7.5%

Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,565,055

Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,141,220

Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,179,270

		$3,885,545

Escrowed / Prerefunded — 1.6%

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$278,818

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	304,936

Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	231,774

		$815,528

General Obligations — 10.0%

Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$240,305

Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	789,380

Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	888,877

Tempe, 5.00%, 7/1/30	1,000	1,223,440

Tempe, 5.375%, 7/1/21	1,600	1,708,368

Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	378,382

		$5,228,752

Security	Principal Amount (000’s omitted)	Value

Hospital — 9.7%

Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,812,885

Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,124,120

Maricopa County Industrial Development Authority, (HonorHealth), 5.00%, 9/1/32	400	462,180

Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	548,045

Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,104,185

		$5,051,415

Housing — 1.0%

Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$542,130

		$542,130

Industrial Development Revenue — 1.7%

Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$871,242

		$871,242

Insured – Electric Utilities — 2.8%

Mesa, Utility System Revenue, (NPFG), 5.00%, 7/1/23	$430	$487,667

Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	510,962

Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	136,256

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	343,299

		$1,478,184

Insured – General Obligations — 10.8%

Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,372,392

Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,154,765

Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,069,500

		$5,596,657

Insured – Lease Revenue / Certificates of Participation — 4.1%

Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,121,854

		$2,121,854

11	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.8%

Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,448,388

		$1,448,388

Other Revenue — 2.2%

Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,164,690

		$1,164,690

Senior Living / Life Care — 1.5%

Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$222,559

Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	241,969

Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(2)	300	325,017

		$789,545

Special Tax Revenue — 8.9%

Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,068,670

Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,093,160

Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,363,726

Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	683,012

Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	414,754

		$4,623,322

Transportation — 6.4%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,136,550

Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,211,840

		$3,348,390

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 10.5%

Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,713,015

Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	794,865

Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,684,530

Tucson, Water System Revenue, 5.00%, 7/1/32	545	643,656

Tucson, Water System Revenue, 5.00%, 7/1/35	530	618,102

		$5,454,168

Total Tax-Exempt Investments — 97.0% (identified cost $47,789,858)		$50,480,105

Other Assets, Less Liabilities — 3.0%		$1,534,519

Net Assets — 100.0%		$52,014,624

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2019, 21.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 7.1% to 14.0% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $325,017 or 0.6% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. Long Treasury Bond	20	Short	3/20/19	$(2,933,750)	$(150,870)

					$(150,870)

12	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

13	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%

Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,168,890

		$1,168,890

Education — 17.9%

Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$537,025

Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,208,689

Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,362,127

Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,000	1,996,560

Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,659,198

Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	501,214

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/28	135	152,364

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/29	100	111,439

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/30	125	137,004

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/33	430	459,549

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/34	1,085	1,151,391

Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/36	430	450,967

Connecticut Health and Educational Facilities Authority, (University of New Haven), 5.00%, 7/1/35	850	934,260

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	1,000	1,232,840

University of Connecticut, 5.00%, 11/15/29	1,000	1,100,820

		$12,995,447

Escrowed / Prerefunded — 9.1%

Connecticut, (Revolving Fund), Prerefunded to 6/1/19, 5.00%, 6/1/25	$500	$505,555

Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/20, 5.00%, 7/1/40	1,500	1,569,645

Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	1,000	1,077,290

Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,092,860

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	$1,000	$1,055,390

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	139,409

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	155,052

		$6,595,201

General Obligations — 18.7%

Colchester, 4.00%, 10/15/28	$440	$484,409

East Lyme, 4.00%, 7/15/22	350	360,598

East Lyme, 4.00%, 7/15/23	525	540,724

Enfield, 4.00%, 8/1/29	500	560,720

Fairfield, 5.00%, 1/1/23	1,000	1,126,280

Greenwich, 4.00%, 7/15/29	450	491,603

Greenwich, 4.00%, 7/15/30	250	270,575

Greenwich, 4.00%, 7/15/32	400	428,688

North Haven, 5.00%, 7/15/23	1,475	1,683,299

North Haven, 5.00%, 7/15/25	1,490	1,760,092

Norwalk, 4.00%, 7/1/26	1,975	2,080,761

Redding, 5.625%, 10/15/19	650	668,330

Stamford, 4.00%, 7/1/25	370	388,826

University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,318,419

University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	877,188

Wilton, 5.25%, 7/15/19	535	543,881

		$13,584,393

Hospital — 10.5%

Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,020,420

Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	988,470

Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,305,241

Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,058,780

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/31	500	557,760

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,680,284

		$7,610,955

14	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 1.1%

Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$766,140

		$766,140

Industrial Development Revenue — 1.5%

Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$1,070	$1,087,131

		$1,087,131

Insured – Education — 11.1%

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,446,295

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,578,264

Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	2,865	3,017,561

		$8,042,120

Insured – General Obligations — 8.1%

Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,125,342

Bridgeport, (AGM), 5.00%, 8/15/32	1,120	1,250,771

Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,043,330

Hartford, (AGC), 5.00%, 8/15/28	500	508,060

Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	508,730

Hartford, (AGM), 5.00%, 4/1/31	240	257,122

New Haven, (AGM), 5.00%, 8/1/25	1,000	1,142,430

		$5,835,785

Insured – Transportation — 2.4%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,600	$1,710,032

		$1,710,032

Insured – Water and Sewer — 5.5%

South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,020,655

		$4,020,655

Senior Living / Life Care — 1.5%

Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,114,180

		$1,114,180

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.0%

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,177,240

		$2,177,240

Student Loan — 1.2%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$630	$642,298

Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	225	229,189

		$871,487

Water and Sewer — 4.3%

Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,135,570

Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,616,940

Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	234,022

Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	145,677

		$3,132,209

Total Tax-Exempt Investments — 97.5% (identified cost $67,592,140)		$70,711,865

Other Assets, Less Liabilities — 2.5%		$1,810,467

Net Assets — 100.0%		$72,522,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2019, 27.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.9% to 10.0% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

15	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.8%

Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$1,000	$1,187,550

Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,180,360

		$2,367,910

Education — 15.7%

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,691,675

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,179,360

Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	581,350

Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	401,808

Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,621,335

Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	637,710

Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	578,720

Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,165,903

Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	565,810

Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	531,855

Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,113,713

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	765,817

Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	849,052

Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,481,177

Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,565,784

University of Minnesota, 5.00%, 4/1/27	500	597,360

University of Minnesota, 5.00%, 8/1/27	625	734,969

University of Minnesota, 5.00%, 4/1/41	2,000	2,262,760

		$20,326,158

Electric Utilities — 9.3%

Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,260,419

Chaska, Electric System Revenue, 5.00%, 10/1/30	550	630,206

Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	386,428

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Minnesota Municipal Power Agency, 5.00%, 10/1/33	$250	$281,795

Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	281,513

Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	224,874

Northern Municipal Power Agency, 5.00%, 1/1/31	670	759,733

Northern Municipal Power Agency, 5.00%, 1/1/41	240	267,130

Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	830,214

Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	823,655

Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	923,845

St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,286,862

St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,015,340

Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,116,740

Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,019,331

		$12,108,085

Escrowed / Prerefunded — 5.9%

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$278,818

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	304,936

Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 3/1/19, 5.00%, 3/1/40	1,250	1,253,262

Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,021,490

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/26	280	310,635

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/27	310	343,917

Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/32	560	621,270

Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 10/1/19, 5.00%, 10/1/39	1,000	1,021,490

St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,016,300

University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	529,980

University of Minnesota, Prerefunded to 4/1/19, 5.125%, 4/1/34	1,000	1,005,650

		$7,707,748

16	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 30.2%

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	$1,000	$1,211,510

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	1,040	1,252,337

Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,131,200

Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	767,820

Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	191,590

Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,130,000

Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,159,420

Duluth, 5.00%, 2/1/31	1,000	1,161,540

Duluth, 5.00%, 2/1/34	1,000	1,146,330

Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,116,820

Hennepin County, 5.00%, 12/1/35	2,000	2,333,180

Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,522,785

Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,350,450

Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,156,980

Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	3,040,025

Minnesota, 5.00%, 8/1/32	2,000	2,317,380

Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	32,513

Ramsey County, 4.00%, 2/1/24	500	521,425

Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,232,120

Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,186,950

Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	876,771

Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	775,575

Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,181,468

St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	2,000	2,167,800

St. Paul, 5.00%, 12/1/27	750	910,995

St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,039,660

Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,422,137

Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,747,006

		$39,083,787

Hospital — 15.5%

Duluth Economic Development Authority, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,111,180

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Kanabec County, (FirstLight Health System), 2.75%, 12/1/19	$750	$750,045

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	980,654

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	571,340

Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	567,825

Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,080,606

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,048,430

Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,177,060

Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,033,200

Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,577,280

St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,893,349

St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	67,567

St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	490	504,935

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/31	1,000	1,155,840

St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	569,215

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	570,405

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,131,350

St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,228,455

		$20,018,736

Housing — 0.6%

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	$860	$814,678

		$814,678

Insured – Electric Utilities — 7.3%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,226,981

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	322,986

Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,844,220

		$9,394,187

Insured – Escrowed / Prerefunded — 0.4%

St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$504,620

		$504,620

17	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.6%

Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$781,087

		$781,087

Lease Revenue / Certificates of Participation — 2.5%

Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,116,140

Minnesota, 5.00%, 6/1/29	1,335	1,497,750

Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	561,439

		$3,175,329

Other Revenue — 1.7%

Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$847,547

Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	438,792

Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	325,809

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	281,422

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	268,365

Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	106,056

		$2,267,991

Senior Living / Life Care — 3.5%

Apple Valley, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,044,930

North Oaks, (Waverly Gardens), 4.00%, 10/1/25	1,600	1,679,104

North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,754,323

		$4,478,357

Transportation — 2.6%

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,208,660

Minneapolis-St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,026,850

Minneapolis-St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,108,930

		$3,344,440

Total Tax-Exempt Investments — 97.6% (identified cost $123,180,196)		$126,373,113

Other Assets, Less Liabilities — 2.4%		$3,162,775

Net Assets — 100.0%		$129,535,888

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2019, 8.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.4% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

18	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 94.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.7%

New Jersey Infrastructure Bank, Green Bonds, 4.00%, 9/1/43	$1,055	$1,122,320

		$1,122,320

Education — 8.7%

New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$1,990,690

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	1,245	1,337,852

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/39	390	416,391

New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/40	1,140	1,213,667

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,563,704

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	948,065

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,158,100

New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,613,761

New Jersey Institute of Technology, 5.00%, 7/1/32	980	1,064,652

		$13,306,882

Escrowed / Prerefunded — 4.4%

New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	$165	$167,171

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	2,250	2,488,230

New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,152,593

New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,153,739

New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	477,395

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	1,215	1,348,917

		$6,788,045

General Obligations — 11.4%

Burlington County Bridge Commission, 5.00%, 8/1/27	$400	$489,440

Burlington County Bridge Commission, 5.00%, 8/1/30	500	608,810

Burlington County Bridge Commission, 5.00%, 8/1/31	410	494,591

Burlington County Bridge Commission, 5.00%, 8/1/32	250	299,947

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Burlington County Bridge Commission, 5.00%, 10/1/36	$1,000	$1,164,730

East Brunswick Board of Education, 4.00%, 8/1/34(1)	1,200	1,312,680

Gloucester County Improvement Authority, 4.00%, 4/1/35	4,320	4,562,050

Jersey City, 5.00%, 11/1/33	800	926,856

Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	791,399

New Jersey, 4.00%, 6/1/30	4,000	4,174,200

Ocean County, 4.00%, 9/1/29	480	543,970

Ocean County, 5.00%, 9/1/27	1,805	2,231,323

		$17,599,996

Hospital — 14.9%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$803,978

Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,187,120

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,523,355

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,509

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	500	508,570

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/36	215	242,314

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,618,887

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,058,770

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	449,208

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,292,745

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,650	3,072,118

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	300	344,739

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/34	1,000	1,015,370

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	3,000	2,918,910

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,140,500

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	567,395

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	$3,000	$3,049,530

		$22,969,018

Industrial Development Revenue — 4.7%

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,058,844

New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	287,640

New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	485,259

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,461,464

		$7,293,207

Insured – Electric Utilities — 2.7%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,179,993

		$4,179,993

Insured – Escrowed / Prerefunded — 0.3%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$464,345

		$464,345

Insured – General Obligations — 6.5%

Atlantic City, (AGM), 4.00%, 3/1/42	$250	$255,970

Atlantic City, (AGM), 5.00%, 3/1/37	1,500	1,669,320

Bayonne, (AGM), 5.00%, 8/1/25	615	715,005

Bayonne, (AGM), 5.00%, 8/1/26	865	996,636

Irvington Township, (AGM), 0.00%, 7/15/23	4,460	4,005,749

Lakewood Township, (BAM), 4.00%, 11/1/26	250	278,485

Lakewood Township, (BAM), 4.00%, 11/1/27	120	133,591

Paterson, (BAM), 5.00%, 1/15/26	1,305	1,406,999

Trenton, (BAM), 5.00%, 12/1/26	500	577,290

		$10,039,045

Insured – Special Tax Revenue — 10.0%

Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,231,940

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,887,381

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	$6,500	$5,160,285

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,730,805

Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	371,267

		$15,381,678

Insured – Transportation — 2.0%

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,189,942

South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	871,701

		$3,061,643

Lease Revenue / Certificates of Participation — 1.6%

New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,540	$1,556,078

New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	805,462

		$2,361,540

Other Revenue — 0.8%

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$1,165,830

		$1,165,830

Senior Living / Life Care — 2.5%

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$1,250	$1,310,825

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,518,110

		$3,828,935

Special Tax Revenue — 0.5%

New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$275	$275,308

New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	525,425

		$800,733

Student Loan — 3.8%

New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	$2,000	$2,025,660

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan (continued)

New Jersey Higher Education Student Assistance Authority, (AMT), 3.688%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	$2,880	$2,900,045

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	950	978,319

		$5,904,024

Transportation — 18.7%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,250,240

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/33	1,000	1,193,000

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	2,270	2,673,629

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	1,250	1,462,887

New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,603,125

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	295,749

New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	3,220	3,439,540

New Jersey Turnpike Authority, 3.25%, 1/1/38	840	810,415

New Jersey Turnpike Authority, 4.00%, 1/1/43	950	971,432

New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,056,777

Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,547,565

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	4,950	5,584,837

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	2,545	2,888,600

South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,083,850

		$28,861,646

Total Tax-Exempt Municipal Securities — 94.2% (identified cost $138,525,952)		$145,128,880

Taxable Municipal Securities — 3.4%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.4%

Atlantic City, 7.50%, 3/1/40	$445	$588,949

		$588,949

Security	Principal Amount (000’s omitted)	Value

Transportation — 3.0%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$4,678,400

		$4,678,400

Total Taxable Municipal Securities — 3.4% (identified cost $5,100,704)		$5,267,349

Total Investments — 97.6% (identified cost $143,626,656)		$150,396,229

Other Assets, Less Liabilities — 2.4%		$3,727,875

Net Assets — 100.0%		$154,124,104

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2019, 22.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 10.0% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

XLCA	–	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	–	United States Dollar

21	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 100.0%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.2%

Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$397,031

		$397,031

Education — 10.5%

Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 8/1/27	$1,665	$2,044,553

Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,018,190

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	894,807

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,311,449

Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,082,660

Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,151,543

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,080,560

Pennsylvania State University, 5.00%, 9/1/34	1,585	1,841,453

State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,823,829

Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,165,440

		$18,414,484

Escrowed / Prerefunded — 12.8%

Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	$790	$801,842

Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	329,872

Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,170	2,258,861

Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,043,553

Delaware County Regional Water Quality Control Authority, Prerefunded to 5/1/23, 5.00%, 5/1/33	1,750	1,979,180

Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	775	798,513

Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	415	427,591

Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,000	1,009,620

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,503,078

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	$1,500	$1,576,815

Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	644,796

Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	2,300	2,401,292

Westmoreland County Municipal Authority, Prerefunded to 8/15/23, 5.00%, 8/15/32	2,345	2,671,166

Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,055,480

		$22,501,659

General Obligations — 6.3%

Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,107,480

Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,133,450

Chester County, 5.00%, 7/15/27	210	213,081

Chester County, 5.00%, 7/15/28	85	86,239

Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,756,310

Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,233,375

Owen J. Roberts School District, 5.00%, 5/15/28	535	599,815

Seneca Valley School District, 5.00%, 4/1/31	750	894,480

		$11,024,230

Hospital — 13.0%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,054,630

Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	574,831

Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	770	793,493

Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,232,827

Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,042,780

Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,445,808

Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	730,977

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,782,377

Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	964,602

Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,296,670

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	152,934

22	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	$2,600	$2,922,166

Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,646,160

Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	203,659

		$22,843,914

Housing — 0.4%

Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$781,042

		$781,042

Industrial Development Revenue — 1.3%

Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,229,868

Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,006,500

		$2,236,368

Insured – Electric Utilities — 1.1%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,566,833

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	360,050

		$1,926,883

Insured – Escrowed / Prerefunded — 15.9%

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,489,900

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,565,019

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,515,485

Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,402,896

McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,006,800

State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,017,840

State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	1,335	1,347,843

State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	338,223

State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	333,174

Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,617,640

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)

Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	$5,400	$5,248,314

		$27,883,134

Insured – General Obligations — 15.2%

Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$563,550

Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,122,220

Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,117,360

Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,720,515

Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,730,750

Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	341,985

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,042,773

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,991,192

Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,935,965

Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,804,480

Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	921,170

Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	816,760

Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,091,450

Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,144,260

McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	64,694

McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	911,086

Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,134,060

Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,215,114

		$26,669,384

Insured – Hospital — 1.4%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,388,860

		$2,388,860

Insured – Lease Revenue / Certificates of Participation — 7.2%

Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,009,200

State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,588,187

State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,945,858

		$12,543,245

Insured – Special Tax Revenue — 1.4%

Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,094,400

Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	335,265

		$2,429,665

23	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 2.4%

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,502,220

Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,689,210

		$4,191,430

Insured – Water and Sewer — 1.9%

Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,122,610

Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,209,432

		$3,332,042

Lease Revenue / Certificates of Participation — 1.6%

Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	$2,405	$2,712,239

		$2,712,239

Senior Living / Life Care — 3.3%

Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	$500	$563,215

Cumberland County Municipal Authority, (Diakon Lutheran Social Ministries), 5.00%, 1/1/39	2,000	2,165,620

Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/33	455	472,877

Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	1,265	1,314,398

Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	322,590

Montgomery County Industrial Development Authority, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,023,560

		$5,862,260

Special Tax Revenue — 0.5%

Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$901,800

		$901,800

Transportation — 2.3%

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	$1,960	$2,093,378

Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	864,552

Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,113,040

		$4,070,970

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.3%

Chester Water Authority, 5.00%, 12/1/35	$795	$908,574

Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,308,325

		$2,216,899

Total Tax-Exempt Municipal Securities — 100.0% (identified cost $167,444,456)		$175,327,539

Taxable Municipal Securities — 0.1%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.1%

Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$280	$83,975

Total Taxable Municipal Securities — 0.1% (identified cost $279,921)		$83,975

Total Investments — 100.1% (identified cost $167,724,377)		$175,411,514

Other Assets, Less Liabilities — (0.1)%		$(123,468)

Net Assets — 100.0%		$175,288,046

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2019, 46.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 15.1% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

24	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.

FGIC	–	Financial Guaranty Insurance Company

NPFG	–	National Public Finance Guarantee Corp.

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Statements of Assets and Liabilities (Unaudited)

	January 31, 2019
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

Investments —

Identified cost	$47,789,858	$67,592,140	$123,180,196

Unrealized appreciation	2,690,247	3,119,725	3,192,917

Investments, at value	$50,480,105	$70,711,865	$126,373,113

Cash	$2,324,303	$2,546,376	$1,734,495

Deposits for derivatives collateral — financial futures contracts	50,229	—	—

Interest receivable	312,237	565,314	1,570,339

Receivable for Fund shares sold	255,864	64,905	153,428

Total assets	$53,422,738	$73,888,460	$129,831,375

Liabilities

Payable for investments purchased	$—	$1,221,780	$—

Payable for when-issued securities	1,191,120	—	—

Payable for variation margin on open financial futures contracts	19,947	—	—

Payable for Fund shares redeemed	114,717	48,696	120,667

Distributions payable	16,115	32,036	65,187

Payable to affiliates:

Investment adviser fee	10,448	17,967	36,291

Distribution and service fees	9,307	11,750	15,029

Accrued expenses	46,460	33,899	58,313

Total liabilities	$1,408,114	$1,366,128	$295,487

Net Assets	$52,014,624	$72,522,332	$129,535,888

Sources of Net Assets

Paid-in capital	$49,111,667	$70,981,388	$127,641,877

Distributable earnings	2,902,957	1,540,944	1,894,011

Net Assets	$52,014,624	$72,522,332	$129,535,888

Class A Shares

Net Assets	$33,404,584	$51,184,307	$52,608,575

Shares Outstanding	3,536,533	5,135,915	5,653,949

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.45	$9.97	$9.30

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.92	$10.47	$9.76

Class C Shares

Net Assets	$4,284,450	$3,417,434	$6,855,809

Shares Outstanding	407,904	344,122	685,083

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.50	$9.93	$10.01

Class I Shares

Net Assets	$14,325,590	$17,920,591	$70,071,504

Shares Outstanding	1,516,694	1,797,589	7,530,013

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.45	$9.97	$9.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2019
Assets	New Jersey Fund	Pennsylvania Fund

Investments —

Identified cost	$143,626,656	$167,724,377

Unrealized appreciation	6,769,573	7,687,137

Investments, at value	$150,396,229	$175,411,514

Cash	$4,158,534	$1,858,534

Interest receivable	1,008,555	1,367,529

Receivable for Fund shares sold	691,946	2,202,227

Total assets	$156,255,264	$180,839,804

Liabilities

Payable for floating rate notes issued	$—	$4,999,975

Payable for investments purchased	257,437	—

Payable for when-issued securities	1,296,048	—

Payable for Fund shares redeemed	373,989	243,092

Distributions payable	60,070	125,025

Payable to affiliates:

Investment adviser fee	47,242	55,466

Distribution and service fees	29,136	34,670

Interest expense and fees payable	—	18,724

Accrued expenses	67,238	74,806

Total liabilities	$2,131,160	$5,551,758

Net Assets	$154,124,104	$175,288,046

Sources of Net Assets

Paid-in capital	$154,884,505	$189,911,912

Accumulated loss	(760,401)	(14,623,866)

Net Assets	$154,124,104	$175,288,046

Class A Shares

Net Assets	$97,418,996	$112,375,380

Shares Outstanding	10,691,415	13,270,101

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.11	$8.47

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.56	$8.89

Class C Shares

Net Assets	$13,203,559	$15,647,996

Shares Outstanding	1,388,555	1,784,676

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.51	$8.77

Class I Shares

Net Assets	$43,501,549	$47,264,670

Shares Outstanding	4,771,893	5,560,072

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.12	$8.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2019
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund

Interest	$895,533	$1,347,588	$2,194,540

Total investment income	$895,533	$1,347,588	$2,194,540

Expenses

Investment adviser fee	$62,921	$107,630	$229,011

Distribution and service fees

Class A	32,795	53,506	54,415

Class C	23,167	20,800	41,515

Trustees’ fees and expenses	1,658	2,252	3,832

Custodian fee	18,641	21,188	27,804

Transfer and dividend disbursing agent fees	8,403	17,682	29,597

Legal and accounting services	22,720	23,628	24,831

Printing and postage	3,774	4,004	5,587

Registration fees	5,566	2,320	870

Interest expense and fees	—	—	7,543

Miscellaneous	9,435	10,582	16,102

Total expenses	$189,080	$263,592	$441,107

Net investment income	$706,453	$1,083,996	$1,753,433

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$29,489	$22,168	$(582,875)

Financial futures contracts	33,047	(48,819)	—

Net realized gain (loss)	$62,536	$(26,651)	$(582,875)

Change in unrealized appreciation (depreciation) —

Investments	$52,821	$61,518	$1,197,368

Financial futures contracts	(135,057)	7,116	—

Net change in unrealized appreciation (depreciation)	$(82,236)	$68,634	$1,197,368

Net realized and unrealized gain (loss)	$(19,700)	$41,983	$614,493

Net increase in net assets from operations	$686,753	$1,125,979	$2,367,926

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2019
Investment Income	New Jersey Fund	Pennsylvania Fund

Interest	$2,996,012	$4,036,696

Total investment income	$2,996,012	$4,036,696

Expenses

Investment adviser fee	$271,771	$340,403

Distribution and service fees

Class A	95,972	109,892

Class C	78,674	104,234

Trustees’ fees and expenses	4,604	4,911

Custodian fee	29,088	32,744

Transfer and dividend disbursing agent fees	34,204	42,638

Legal and accounting services	33,857	39,548

Printing and postage	5,856	7,151

Registration fees	2,586	2,380

Interest expense and fees	—	71,869

Miscellaneous	13,756	15,631

Total expenses	$570,368	$771,401

Net investment income	$2,425,644	$3,265,295

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$122,463	$(179,668)

Net realized gain (loss)	$122,463	$(179,668)

Change in unrealized appreciation (depreciation) —

Investments	$493,243	$(491,413)

Net change in unrealized appreciation (depreciation)	$493,243	$(491,413)

Net realized and unrealized gain (loss)	$615,706	$(671,081)

Net increase in net assets from operations	$3,041,350	$2,594,214

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Statements of Changes in Net Assets

	Six Months Ended January 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$706,453	$1,083,996	$1,753,433

Net realized gain (loss)	62,536	(26,651)	(582,875)

Net change in unrealized appreciation (depreciation)	(82,236)	68,634	1,197,368

Net increase in net assets from operations	$686,753	$1,125,979	$2,367,926

Distributions to shareholders(1) —

Class A	$(454,296)	$(798,283)	$(690,081)

Class C	(49,215)	(49,020)	(78,112)

Class I	(202,124)	(233,795)	(988,318)

Total distributions to shareholders	$(705,635)	$(1,081,098)	$(1,756,511)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,121,654	$1,169,606	$3,243,602

Class C	443,140	32,611	391,354

Class I	3,391,698	7,151,973	16,482,509

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	400,716	658,609	627,437

Class C	44,364	36,551	73,008

Class I	163,249	182,555	623,434

Cost of shares redeemed

Class A	(3,341,148)	(6,063,264)	(9,764,919)

Class C	(689,183)	(735,358)	(1,641,543)

Class I	(2,522,606)	(3,285,563)	(21,142,745)

Net asset value of shares converted

Class A	535,898	500,576	1,484,516

Class C	(535,898)	(500,576)	(1,484,516)

Net increase (decrease) in net assets from Fund share transactions	$11,884	$(852,280)	$(11,107,863)

Net decrease in net assets	$(6,998)	$(807,399)	$(10,496,448)

Net Assets

At beginning of period	$52,021,622	$73,329,731	$140,032,336

At end of period	$52,014,624	$72,522,332	$129,535,888

(1)	The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$2,425,644	$3,265,295

Net realized gain (loss)	122,463	(179,668)

Net change in unrealized appreciation (depreciation)	493,243	(491,413)

Net increase in net assets from operations	$3,041,350	$2,594,214

Distributions to shareholders(1) —

Class A	$(1,560,455)	$(2,092,143)

Class C	(207,032)	(335,276)

Class I	(639,387)	(897,761)

Total distributions to shareholders	$(2,406,874)	$(3,325,180)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,363,428	$1,839,806

Class C	1,992,840	495,564

Class I	23,197,523	14,779,682

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,264,778	1,834,156

Class C	178,323	310,506

Class I	563,103	376,742

Cost of shares redeemed

Class A	(7,832,780)	(9,157,964)

Class C	(2,407,787)	(2,276,435)

Class I	(12,820,457)	(14,077,135)

Net asset value of shares converted

Class A	4,085,478	5,768,772

Class C	(4,085,478)	(5,768,772)

Net increase (decrease) in net assets from Fund share transactions	$5,498,971	$(5,875,078)

Net increase (decrease) in net assets	$6,133,447	$(6,606,044)

Net Assets

At beginning of period	$147,990,657	$181,894,090

At end of period	$154,124,104	$175,288,046

(1)	The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2018
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$1,665,311	$2,469,682	$3,863,466

Net realized gain	1,016,261	537,029	13,709

Net change in unrealized appreciation (depreciation)	(1,873,751)	(2,411,565)	(3,670,645)

Net increase in net assets from operations	$807,821	$595,146	$206,530

Distributions to shareholders —

From net investment income

Class A	$(1,111,031)	$(1,817,459)	$(1,516,851)

Class B	(2,240)	(7,106)	(302)

Class C	(128,976)	(127,819)	(198,516)

Class I	(474,900)	(502,942)	(2,202,579)

Total distributions to shareholders	$(1,717,147)	$(2,455,326)	$(3,918,248)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,357,932	$2,885,116	$5,869,861

Class B	—	2,905	—

Class C	718,197	198,245	1,331,136

Class I	4,675,712	4,790,993	27,056,131

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	992,340	1,520,514	1,404,749

Class B	1,737	2,877	287

Class C	113,099	97,797	184,648

Class I	318,084	331,246	1,273,676

Cost of shares redeemed

Class A	(9,962,209)	(7,912,013)	(11,442,512)

Class B	(13,210)	(99,586)	(403)

Class C	(1,739,039)	(1,426,567)	(3,433,560)

Class I	(8,452,947)	(7,131,162)	(27,648,263)

Net asset value of shares converted

Class A	111,980	58,092	43,829

Class B	(111,980)	(58,092)	(43,829)

Net asset value of shares merged(1)

Class A	106,634	298,331	6,434

Class B	(106,634)	(298,331)	(6,434)

Net decrease in net assets from Fund share transactions	$(10,990,304)	$(6,739,635)	$(5,404,250)

Net decrease in net assets	$(11,899,630)	$(8,599,815)	$(9,115,968)

Net Assets

At beginning of year	$63,921,252	$81,929,546	$149,148,304

At end of year(2)	$52,021,622	$73,329,731	$140,032,336

(1)	At the close of business on April 5, 2018, Class B shares were merged into Class A shares.

(2)

Includes accumulated undistributed (distributions in excess of) net investment income of $244,256, $(35,395) and $44,831, respectively, at July 31, 2018. The requirement to disclose the corresponding amounts as of January 31, 2019 was eliminated.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2018
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$5,223,276	$7,382,406

Net realized gain	1,232,251	518,984

Net change in unrealized appreciation (depreciation)	(3,848,754)	(5,891,183)

Net increase in net assets from operations	$2,606,773	$2,010,207

Distributions to shareholders —

From net investment income

Class A	$(3,554,266)	$(4,520,698)

Class B	—	(12,912)

Class C	(533,723)	(794,768)

Class I	(1,211,654)	(1,935,642)

Total distributions to shareholders	$(5,299,643)	$(7,264,020)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,620,283	$4,328,909

Class C	1,627,297	679,608

Class I	21,075,842	9,205,147

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,877,424	3,972,725

Class B	—	12,697

Class C	449,499	732,412

Class I	1,007,381	793,843

Cost of shares redeemed

Class A	(12,674,961)	(19,060,766)

Class B	—	(39,726)

Class C	(5,370,881)	(7,358,261)

Class I	(20,942,941)	(13,359,604)

Net asset value of shares converted

Class A	—	512,989

Class B	—	(512,989)

Net asset value of shares merged(1)

Class A	—	400,566

Class B	—	(400,566)

Net decrease in net assets from Fund share transactions	$(6,331,057)	$(20,093,016)

Net decrease in net assets	$(9,023,927)	$(25,346,829)

Net Assets

At beginning of year	$157,014,584	$207,240,919

At end of year(2)	$147,990,657	$181,894,090

(1)	At the close of business on April 5, 2018, Class B shares of Pennsylvania Fund were merged into Class A shares.

(2)

Includes accumulated undistributed net investment income of $1,239,482 and $131,751, respectively, at July 31, 2018. The requirement to disclose the corresponding amounts as of January 31, 2019 was eliminated.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights

	Arizona Fund — Class A

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.440		$9.580	$9.840	$9.540	$9.650	$9.300

Income (Loss) From Operations

Net investment income(1)	$0.131		$0.276	$0.292	$0.321	$0.346	$0.378

Net realized and unrealized gain (loss)	0.010		(0.132)	(0.262)	0.298	(0.088)	0.337

Total income from operations	$0.141		$0.144	$0.030	$0.619	$0.258	$0.715

Less Distributions

From net investment income	$(0.131)		$(0.284)	$(0.290)	$(0.319)	$(0.368)	$(0.365)

Total distributions	$(0.131)		$(0.284)	$(0.290)	$(0.319)	$(0.368)	$(0.365)

Net asset value — End of period	$9.450		$9.440	$9.580	$9.840	$9.540	$9.650

Total Return(2)	1.51	%(3)	1.53%	0.35%	6.60%	2.67%	7.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,405		$33,704	$40,674	$47,956	$47,736	$52,491

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.72	%(5)	0.71%	0.71%	0.69%	0.72%	0.73%

Interest and fee expense(6)	—		—	—	—	—	0.03%

Total expenses(4)	0.72	%(5)	0.71%	0.71%	0.69%	0.72%	0.76%

Net investment income	2.77	%(5)	2.90%	3.05%	3.32%	3.56%	4.01%

Portfolio Turnover	3	%(3)	8%	22%	14%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Arizona Fund — Class C

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$10.500		$10.650	$10.940	$10.610	$10.730	$10.340

Income (Loss) From Operations

Net investment income(1)	$0.106		$0.227	$0.245	$0.275	$0.305	$0.343

Net realized and unrealized gain (loss)	(0.000	)(2)	(0.140)	(0.293)	0.329	(0.097)	0.374

Total income (loss) from operations	$0.106		$0.087	$(0.048)	$0.604	$0.208	$0.717

Less Distributions

From net investment income	$(0.106)		$(0.237)	$(0.242)	$(0.274)	$(0.328)	$(0.327)

Total distributions	$(0.106)		$(0.237)	$(0.242)	$(0.274)	$(0.328)	$(0.327)

Net asset value — End of period	$10.500		$10.500	$10.650	$10.940	$10.610	$10.730

Total Return(3)	1.02	%(4)	0.83%	(0.41)%	5.77%	1.93%	7.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,284		$5,025	$6,025	$6,592	$5,690	$5,792

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(5)	1.47	%(6)	1.46%	1.46%	1.44%	1.47%	1.48%

Interest and fee expense(7)	—		—	—	—	—	0.03%

Total expenses(5)	1.47	%(6)	1.46%	1.46%	1.44%	1.47%	1.51%

Net investment income	2.02	%(6)	2.15%	2.30%	2.56%	2.83%	3.28%

Portfolio Turnover	3	%(4)	8%	22%	14%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Arizona Fund — Class I

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.440		$9.580	$9.830	$9.540	$9.640	$9.300

Income (Loss) From Operations

Net investment income(1)	$0.140		$0.295	$0.310	$0.339	$0.368	$0.396

Net realized and unrealized gain (loss)	0.010		(0.132)	(0.251)	0.289	(0.081)	0.328

Total income from operations	$0.150		$0.163	$0.059	$0.628	$0.287	$0.724

Less Distributions

From net investment income	$(0.140)		$(0.303)	$(0.309)	$(0.338)	$(0.387)	$(0.384)

Total distributions	$(0.140)		$(0.303)	$(0.309)	$(0.338)	$(0.387)	$(0.384)

Net asset value — End of period	$9.450		$9.440	$9.580	$9.830	$9.540	$9.640

Total Return(2)	1.61	%(3)	1.74%	0.65%	6.70%	2.98%	7.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,326		$13,292	$16,990	$12,390	$9,759	$9,136

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.52	%(5)	0.51%	0.51%	0.49%	0.52%	0.53%

Interest and fee expense(6)	—		—	—	—	—	0.03%

Total expenses(4)	0.52	%(5)	0.51%	0.51%	0.49%	0.52%	0.56%

Net investment income	2.97	%(5)	3.10%	3.24%	3.50%	3.79%	4.20%

Portfolio Turnover	3	%(3)	8%	22%	14%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Connecticut Fund — Class A

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.960		$10.200	$10.520	$10.240	$10.240	$9.890

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.324	$0.328	$0.351	$0.364	$0.386

Net realized and unrealized gain (loss)	0.010		(0.243)	(0.323)	0.276	(0.004)	0.347

Total income from operations	$0.159		$0.081	$0.005	$0.627	$0.360	$0.733

Less Distributions

From net investment income	$(0.149)		$(0.321)	$(0.325)	$(0.347)	$(0.360)	$(0.383)

Total distributions	$(0.149)		$(0.321)	$(0.325)	$(0.347)	$(0.360)	$(0.383)

Net asset value — End of period	$9.970		$9.960	$10.200	$10.520	$10.240	$10.240

Total Return(2)	1.61	%(3)	0.82%	0.08%	6.22%	3.53%	7.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,184		$54,900	$59,405	$68,795	$72,210	$76,772

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.72	%(5)	0.73%	0.70%	0.72%	0.72%	0.71%

Interest and fee expense(6)	—		—	—	—	0.03%	0.07%

Total expenses(4)	0.72	%(5)	0.73%	0.70%	0.72%	0.75%	0.78%

Net investment income	2.99	%(5)	3.22%	3.20%	3.38%	3.52%	3.87%

Portfolio Turnover	11	%(3)	10%	11%	7%	2%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Connecticut Fund — Class C

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.920		$10.160	$10.490	$10.200	$10.200	$9.860

Income (Loss) From Operations

Net investment income(1)	$0.112		$0.247	$0.250	$0.271	$0.285	$0.310

Net realized and unrealized gain (loss)	0.009		(0.242)	(0.333)	0.287	(0.003)	0.337

Total income (loss) from operations	$0.121		$0.005	$(0.083)	$0.558	$0.282	$0.647

Less Distributions

From net investment income	$(0.111)		$(0.245)	$(0.247)	$(0.268)	$(0.282)	$(0.307)

Total distributions	$(0.111)		$(0.245)	$(0.247)	$(0.268)	$(0.282)	$(0.307)

Net asset value — End of period	$9.930		$9.920	$10.160	$10.490	$10.200	$10.200

Total Return(2)	1.23	%(3)	0.06%	(0.77)%	5.54%	2.76%	6.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,417		$4,588	$5,847	$7,020	$6,739	$6,447

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.47	%(5)	1.48%	1.45%	1.47%	1.47%	1.46%

Interest and fee expense(6)	—		—	—	—	0.03%	0.07%

Total expenses(4)	1.47	%(5)	1.48%	1.45%	1.47%	1.50%	1.53%

Net investment income	2.25	%(5)	2.47%	2.45%	2.62%	2.77%	3.11%

Portfolio Turnover	11	%(3)	10%	11%	7%	2%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Connecticut Fund — Class I

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.960		$10.200	$10.520	$10.240	$10.240	$9.890

Income (Loss) From Operations

Net investment income(1)	$0.159		$0.344	$0.348	$0.371	$0.385	$0.406

Net realized and unrealized gain (loss)	0.010		(0.242)	(0.322)	0.276	(0.004)	0.347

Total income from operations	$0.169		$0.102	$0.026	$0.647	$0.381	$0.753

Less Distributions

From net investment income	$(0.159)		$(0.342)	$(0.346)	$(0.367)	$(0.381)	$(0.403)

Total distributions	$(0.159)		$(0.342)	$(0.346)	$(0.367)	$(0.381)	$(0.403)

Net asset value — End of period	$9.970		$9.960	$10.200	$10.520	$10.240	$10.240

Total Return(2)	1.72	%(3)	1.03%	0.28%	6.43%	3.74%	7.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,921		$13,842	$16,216	$12,826	$9,330	$9,987

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.52	%(5)	0.53%	0.50%	0.52%	0.52%	0.51%

Interest and fee expense(6)	—		—	—	—	0.03%	0.07%

Total expenses(4)	0.52	%(5)	0.53%	0.50%	0.52%	0.55%	0.58%

Net investment income	3.18	%(5)	3.42%	3.40%	3.57%	3.71%	4.05%

Portfolio Turnover	11	%(3)	10%	11%	7%	2%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Minnesota Fund — Class A

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.250		$9.480	$9.770	$9.550	$9.580	$9.230

Income (Loss) From Operations

Net investment income(1)	$0.117		$0.241	$0.263	$0.288	$0.312	$0.319

Net realized and unrealized gain (loss)	0.050		(0.227)	(0.289)	0.222	(0.033)	0.349

Total income (loss) from operations	$0.167		$0.014	$(0.026)	$0.510	$0.279	$0.668

Less Distributions

From net investment income	$(0.117)		$(0.244)	$(0.264)	$(0.290)	$(0.309)	$(0.318)

Total distributions	$(0.117)		$(0.244)	$(0.264)	$(0.290)	$(0.309)	$(0.318)

Net asset value — End of period	$9.300		$9.250	$9.480	$9.770	$9.550	$9.580

Total Return(2)	1.83	%(3)	0.15%	(0.22)%	5.42%	2.94%	7.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,609		$56,760	$62,310	$74,061	$71,598	$73,246

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.71	%(5)(6)	0.69%	0.70%	0.69%	0.71%	0.71%

Net investment income	2.53	%(5)	2.57%	2.77%	2.98%	3.24%	3.40%

Portfolio Turnover	4	%(3)	20%	23%	12%	2%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes interest expense of 0.01% for the six months ended January 31, 2019.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Minnesota Fund — Class C

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.950		$10.200	$10.500	$10.270	$10.300	$9.920

Income (Loss) From Operations

Net investment income(1)	$0.089		$0.184	$0.206	$0.231	$0.257	$0.268

Net realized and unrealized gain (loss)	0.060		(0.247)	(0.298)	0.233	(0.032)	0.378

Total income (loss) from operations	$0.149		$(0.063)	$(0.092)	$0.464	$0.225	$0.646

Less Distributions

From net investment income	$(0.089)		$(0.187)	$(0.208)	$(0.234)	$(0.255)	$(0.266)

Total distributions	$(0.089)		$(0.187)	$(0.208)	$(0.234)	$(0.255)	$(0.266)

Net asset value — End of period	$10.010		$9.950	$10.200	$10.500	$10.270	$10.300

Total Return(2)	1.51	%(3)	(0.62)%	(0.85)%	4.57%	2.19%	6.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,856		$9,484	$11,668	$12,990	$11,636	$11,098

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.46	%(5)(6)	1.44%	1.45%	1.44%	1.46%	1.47%

Net investment income	1.79	%(5)	1.82%	2.02%	2.23%	2.48%	2.66%

Portfolio Turnover	4	%(3)	20%	23%	12%	2%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes interest expense of 0.01% for the six months ended January 31, 2019.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Minnesota Fund — Class I

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.250		$9.480	$9.770	$9.550	$9.580	$9.230

Income (Loss) From Operations

Net investment income(1)	$0.127		$0.260	$0.280	$0.304	$0.330	$0.337

Net realized and unrealized gain (loss)	0.060		(0.227)	(0.287)	0.225	(0.031)	0.349

Total income (loss) from operations	$0.187		$0.033	$(0.007)	$0.529	$0.299	$0.686

Less Distributions

From net investment income	$(0.127)		$(0.263)	$(0.283)	$(0.309)	$(0.329)	$(0.336)

Total distributions	$(0.127)		$(0.263)	$(0.283)	$(0.309)	$(0.329)	$(0.336)

Net asset value — End of period	$9.310		$9.250	$9.480	$9.770	$9.550	$9.580

Total Return(2)	2.04	%(3)	0.36%	(0.02)%	5.63%	3.15%	7.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$70,072		$73,789	$75,120	$59,486	$37,542	$25,888

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.51	%(5)(6)	0.49%	0.50%	0.49%	0.51%	0.51%

Net investment income	2.73	%(5)	2.77%	2.96%	3.15%	3.43%	3.60%

Portfolio Turnover	4	%(3)	20%	23%	12%	2%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes interest expense of 0.01% for the six months ended January 31, 2019.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	New Jersey Fund — Class A

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.080		$9.230	$9.520	$9.240	$9.310	$9.010

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.317	$0.326	$0.339	$0.337	$0.357

Net realized and unrealized gain (loss)	0.029		(0.146)	(0.293)	0.277	(0.072)	0.299

Total income from operations	$0.178		$0.171	$0.033	$0.616	$0.265	$0.656

Less Distributions

From net investment income	$(0.148)		$(0.321)	$(0.323)	$(0.336)	$(0.335)	$(0.356)

Total distributions	$(0.148)		$(0.321)	$(0.323)	$(0.336)	$(0.335)	$(0.356)

Net asset value — End of period	$9.110		$9.080	$9.230	$9.520	$9.240	$9.310

Total Return(2)	1.98	%(3)	1.89%	0.41%	6.78%	2.86%	7.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$97,419		$98,224	$104,121	$117,155	$120,659	$135,265

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.73	%(5)	0.73%	0.72%	0.72%	0.73%	0.74%

Interest and fee expense(6)	—		—	0.01%	0.03%	0.02%	0.03%

Total expenses(4)	0.73	%(5)	0.73%	0.73%	0.75%	0.75%	0.77%

Net investment income	3.28	%(5)	3.47%	3.53%	3.62%	3.60%	3.92%

Portfolio Turnover	22	%(3)	13%	14%	17%	8%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	New Jersey Fund — Class C

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.470		$9.630	$9.930	$9.640	$9.710	$9.400

Income (Loss) From Operations

Net investment income(1)	$0.120		$0.259	$0.267	$0.280	$0.278	$0.300

Net realized and unrealized gain (loss)	0.039		(0.155)	(0.302)	0.288	(0.072)	0.310

Total income (loss) from operations	$0.159		$0.104	$(0.035)	$0.568	$0.206	$0.610

Less Distributions

From net investment income	$(0.119)		$(0.264)	$(0.265)	$(0.278)	$(0.276)	$(0.300)

Total distributions	$(0.119)		$(0.264)	$(0.265)	$(0.278)	$(0.276)	$(0.300)

Net asset value — End of period	$9.510		$9.470	$9.630	$9.930	$9.640	$9.710

Total Return(2)	1.69	%(3)	1.10%	(0.32)%	5.97%	2.13%	6.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,204		$17,481	$21,115	$24,731	$23,141	$24,442

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.48	%(5)	1.48%	1.47%	1.47%	1.48%	1.49%

Interest and fee expense(6)	—		—	0.01%	0.03%	0.02%	0.03%

Total expenses(4)	1.48	%(5)	1.48%	1.48%	1.50%	1.50%	1.52%

Net investment income	2.53	%(5)	2.72%	2.78%	2.86%	2.85%	3.16%

Portfolio Turnover	22	%(3)	13%	14%	17%	8%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	New Jersey Fund — Class I

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.080		$9.230	$9.520	$9.240	$9.310	$9.010

Income (Loss) From Operations

Net investment income(1)	$0.157		$0.335	$0.345	$0.357	$0.355	$0.372

Net realized and unrealized gain (loss)	0.040		(0.146)	(0.293)	0.278	(0.071)	0.302

Total income from operations	$0.197		$0.189	$0.052	$0.635	$0.284	$0.674

Less Distributions

From net investment income	$(0.157)		$(0.339)	$(0.342)	$(0.355)	$(0.354)	$(0.374)

Total distributions	$(0.157)		$(0.339)	$(0.342)	$(0.355)	$(0.354)	$(0.374)

Net asset value — End of period	$9.120		$9.080	$9.230	$9.520	$9.240	$9.310

Total Return(2)	2.20	%(3)	2.09%	0.61%	7.00%	3.07%	7.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,502		$32,285	$31,778	$28,693	$24,873	$20,179

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.53	%(5)	0.53%	0.52%	0.52%	0.53%	0.53%

Interest and fee expense(6)	—		—	0.01%	0.03%	0.02%	0.03%

Total expenses(4)	0.53	%(5)	0.53%	0.53%	0.55%	0.55%	0.56%

Net investment income	3.45	%(5)	3.66%	3.74%	3.80%	3.80%	4.07%

Portfolio Turnover	22	%(3)	13%	14%	17%	8%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Pennsylvania Fund — Class A

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.500		$8.730	$9.110	$8.900	$8.950	$8.750

Income (Loss) From Operations

Net investment income(1)	$0.159		$0.334	$0.323	$0.345	$0.355	$0.375

Net realized and unrealized gain (loss)	(0.027)		(0.236)	(0.379)	0.207	(0.053)	0.197

Total income (loss) from operations	$0.132		$0.098	$(0.056)	$0.552	$0.302	$0.572

Less Distributions

From net investment income	$(0.162)		$(0.328)	$(0.324)	$(0.342)	$(0.352)	$(0.372)

Total distributions	$(0.162)		$(0.328)	$(0.324)	$(0.342)	$(0.352)	$(0.372)

Net asset value — End of period	$8.470		$8.500	$8.730	$9.110	$8.900	$8.950

Total Return(2)	1.57	%(3)	1.16%	(0.58)%	6.32%	3.41%	6.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$112,375		$112,508	$125,579	$147,706	$140,411	$147,461

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.76	%(5)	0.75%	0.73%	0.73%	0.75%	0.74%

Interest and fee expense(6)	0.07	%(5)	0.05%	0.04%	0.04%	0.03%	0.04%

Total expenses(4)	0.83	%(5)	0.80%	0.77%	0.77%	0.78%	0.78%

Net investment income	3.74	%(5)	3.89%	3.67%	3.84%	3.95%	4.25%

Portfolio Turnover	3	%(3)	9%	4%	8%	5%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates primarily to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Pennsylvania Fund — Class C

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.800		$9.040	$9.430	$9.220	$9.270	$9.060

Income (Loss) From Operations

Net investment income(1)	$0.132		$0.279	$0.266	$0.287	$0.298	$0.319

Net realized and unrealized gain (loss)	(0.028)		(0.246)	(0.389)	0.208	(0.053)	0.208

Total income (loss) from operations	$0.104		$0.033	$(0.123)	$0.495	$0.245	$0.527

Less Distributions

From net investment income	$(0.134)		$(0.273)	$(0.267)	$(0.285)	$(0.295)	$(0.317)

Total distributions	$(0.134)		$(0.273)	$(0.267)	$(0.285)	$(0.295)	$(0.317)

Net asset value — End of period	$8.770		$8.800	$9.040	$9.430	$9.220	$9.270

Total Return(2)	1.20	%(3)	0.39%	(1.28)%	5.44%	2.66%	5.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,648		$22,991	$29,651	$38,004	$32,695	$32,342

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.51	%(5)	1.50%	1.48%	1.48%	1.50%	1.49%

Interest and fee expense(6)	0.07	%(5)	0.05%	0.04%	0.04%	0.03%	0.04%

Total expenses(4)	1.58	%(5)	1.55%	1.52%	1.52%	1.53%	1.53%

Net investment income	2.99	%(5)	3.13%	2.92%	3.08%	3.20%	3.49%

Portfolio Turnover	3	%(3)	9%	4%	8%	5%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates primarily to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Financial Highlights — continued

	Pennsylvania Fund — Class I

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$8.530		$8.760	$9.140	$8.940	$8.990	$8.790

Income (Loss) From Operations

Net investment income(1)	$0.168		$0.352	$0.342	$0.365	$0.375	$0.393

Net realized and unrealized gain (loss)	(0.027)		(0.235)	(0.380)	0.197	(0.053)	0.198

Total income (loss) from operations	$0.141		$0.117	$(0.038)	$0.562	$0.322	$0.591

Less Distributions

From net investment income	$(0.171)		$(0.347)	$(0.342)	$(0.362)	$(0.372)	$(0.391)

Total distributions	$(0.171)		$(0.347)	$(0.342)	$(0.362)	$(0.372)	$(0.391)

Net asset value — End of period	$8.500		$8.530	$8.760	$9.140	$8.940	$8.990

Total Return(2)	1.68	%(3)	1.37%	(0.36)%	6.40%	3.62%	6.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,265		$46,396	$51,055	$53,322	$49,036	$39,754

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.56	%(5)	0.55%	0.53%	0.53%	0.55%	0.54%

Interest and fee expense(6)	0.07	%(5)	0.05%	0.04%	0.04%	0.03%	0.04%

Total expenses(4)	0.63	%(5)	0.60%	0.57%	0.57%	0.58%	0.58%

Net investment income	3.94	%(5)	4.09%	3.88%	4.03%	4.15%	4.43%

Portfolio Turnover	3	%(3)	9%	4%	8%	5%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates primarily to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

January 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

49

Eaton Vance

Municipal Income Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2019. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2019, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$4,999,975

Interest Rate or Range of Interest Rates (%)	1.44

Collateral for Floating Rate Notes Outstanding	$7,588,187

For the six months ended January 31, 2019, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,000,000

Average Interest Rate	2.33%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2019.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

50

Eaton Vance

Municipal Income Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

July 31, 2019	$—	$685,091	$723,202	$3,741,998	$10,492,996

Total capital loss carryforwards	$—	$685,091	$723,202	$3,741,998	$10,492,996

Deferred capital losses:

Short-term	$—	$988,449	$134,173	$4,166,754	$5,380,145

Long-term	$—	$—	$—	$1,140,913	$6,866,466

51

Eaton Vance

Municipal Income Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at January 31, 2019, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$47,751,644	$67,503,890	$123,083,691	$143,475,307	$162,183,920

Gross unrealized appreciation	$2,844,413	$3,364,309	$3,864,903	$7,240,964	$10,898,681

Gross unrealized depreciation	(266,822)	(156,334)	(575,481)	(320,042)	(2,671,062)

Net unrealized appreciation	$2,577,591	$3,207,975	$3,289,422	$6,920,922	$8,227,619

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million up to $40 million	0.20	2.00

$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended January 31, 2019, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$62,921	$107,630	$229,011	$271,771	$340,403

Effective Annual Rate	0.25%	0.30%	0.34%	0.36%	0.39%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2019 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$1,678	$5,380	$7,786	$7,894	$10,623

EVD’s Class A Sales Charges	$2,614	$3,856	$3,232	$3,661	$4,524

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

52

Eaton Vance

Municipal Income Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2019 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$32,795	$53,506	$54,415	$95,972	$109,892

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2019, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Distribution Fees	$18,290	$16,421	$32,775	$62,111	$82,290

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2019 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Service Fees	$4,877	$4,379	$8,740	$16,563	$21,944

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2019, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$10,000	$—

Class C	$—	$—	$—	$1,000	$—

53

Eaton Vance

Municipal Income Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2019 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$1,642,024	$10,096,950	$4,958,630	$37,533,138	$6,269,686

Sales	$1,291,379	$7,370,055	$16,219,122	$32,507,016	$16,915,338

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Six Months Ended January 31, 2019 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	225,324	—	42,686	360,835

Issued to shareholders electing to receive payments of distributions in Fund shares	42,770	—	4,257	17,427

Redemptions	(357,461)	—	(66,427)	(269,112)

Converted from Class C shares	56,903	—	—	—

Converted to Class A shares	—	—	(51,146)	—

Net increase (decrease)	(32,464)	—	(70,630)	109,150

	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	249,531	—	67,846	491,756

Issued to shareholders electing to receive payments of distributions in Fund shares	104,635	164	10,726	33,576

Redemptions	(1,053,523)	(1,235)	(165,480)	(891,157)

Converted from Class B shares	11,735	—	—	—

Converted to Class A shares	—	(10,558)	—	—

Merger from Class B shares	11,342	—	—	—

Merger to Class A shares	—	(10,205)	—	—

Net decrease	(676,280)	(21,834)	(86,908)	(365,825)

(1)	At the close of business on April 5, 2018, Class B shares of Arizona Fund were merged into Class A shares.

Connecticut Fund
	Six Months Ended January 31, 2019 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	118,158	—	3,303	721,815

Issued to shareholders electing to receive payments of distributions in Fund shares	66,540	—	3,708	18,433

Redemptions	(612,848)	—	(74,775)	(332,447)

Converted from Class C shares	50,368	—	—	—

Converted to Class A shares	—	—	(50,513)	—

Net increase (decrease)	(377,782)	—	(118,277)	407,801

54

Eaton Vance

Municipal Income Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	287,983	289	19,718	477,978

Issued to shareholders electing to receive payments of distributions in Fund shares	151,595	287	9,783	33,029

Redemptions	(787,576)	(10,063)	(142,526)	(711,103)

Converted from Class B shares	5,767	—	—	—

Converted to Class A shares	—	(5,792)	—	—

Merger from Class B shares	30,050	—	—	—

Merger to Class A shares	—	(30,191)	—	—

Net decrease	(312,181)	(45,470)	(113,025)	(200,096)

(1)	At the close of business on April 5, 2018, Class B shares of Connecticut Fund were merged into Class A shares.

Minnesota Fund
	Six Months Ended January 31, 2019 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	351,810	—	39,478	1,789,010

Issued to shareholders electing to receive payments of distributions in Fund shares	68,200	—	7,381	67,745

Redemptions	(1,062,775)	—	(166,441)	(2,304,036)

Converted from Class C shares	160,040	—	—	—

Converted to Class A shares	—	—	(148,804)	—

Net decrease	(482,725)	—	(268,386)	(447,281)

	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	629,371	—	132,593	2,885,704

Issued to shareholders electing to receive payments of distributions in Fund shares	150,407	28	18,382	136,471

Redemptions	(1,218,930)	(42)	(341,659)	(2,965,746)

Converted from Class B shares	4,633	—	—	—

Converted to Class A shares	—	(4,305)	—	—

Merger from Class B shares	696	—	—	—

Merger to Class A shares	—	(647)	—	—

Net increase (decrease)	(433,823)	(4,966)	(190,684)	56,429

(1)	At the close of business on April 5, 2018, Class B shares of Minnesota Fund were merged into Class A shares.

New Jersey Fund
	Six Months Ended January 31, 2019 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	150,938	—	211,311	2,572,867

Issued to shareholders electing to receive payments of distributions in Fund shares	140,116	—	18,927	62,329

Redemptions	(870,058)	—	(256,142)	(1,418,659)

Converted from Class C shares	449,943	—	—	—

Converted to Class A shares	—	—	(431,024)	—

Net increase (decrease)	(129,061)	—	(456,928)	1,216,537

55

Eaton Vance

Municipal Income Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

	Year Ended July 31, 2018
	Class A	Class B	Class C	Class I

Sales	613,867	—	170,804	2,302,065

Issued to shareholders electing to receive payments of distributions in Fund shares	315,489	—	47,221	110,440

Redemptions	(1,388,011)	—	(564,547)	(2,298,670)

Net increase (decrease)	(458,655)	—	(346,522)	113,835

Pennsylvania Fund
	Six Months Ended January 31, 2019 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	218,821	—	56,814	1,744,572

Issued to shareholders electing to receive payments of distributions in Fund shares	217,635	—	35,578	44,536

Redemptions	(1,087,473)	—	(261,456)	(1,667,794)

Converted from Class C shares	681,926	—	—	—

Converted to Class A shares	—	—	(658,881)	—

Net increase (decrease)	30,909	—	(827,945)	121,314

	Year Ended July 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	503,731	—	76,511	1,067,282

Issued to shareholders electing to receive payments of distributions in Fund shares	463,417	1,421	82,469	92,235

Redemptions	(2,218,776)	(4,473)	(826,248)	(1,546,682)

Converted from Class B shares	59,168	—	—	—

Converted to Class A shares	—	(57,165)	—	—

Merger from Class B shares	47,172	—	—	—

Merger to Class A shares	—	(45,574)	—	—

Net decrease	(1,145,288)	(105,791)	(667,268)	(387,165)

(1)	At the close of business on April 5, 2018, Class B shares of Pennsylvania Fund were merged into Class A shares.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings by the Minnesota Fund and Pennsylvania Fund for the six months ended January 31, 2019 were $447,282 and $767,935, respectively, with average interest rates of 3.35% and 3.41%, respectively. Each of the other Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2019.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2019 is included in the Portfolio of Investments. At January 31, 2019, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

56

Eaton Vance

Municipal Income Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2019 were as follows:

	Arizona Fund

Liability Derivative:

Futures Contracts	$(150,870	)(1)

Total	$(150,870)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2019 was as follows:

	Arizona Fund		Connecticut Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$33,047	(1)	$(48,819	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(135,057	)(2)	$7,116	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended January 31, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

	Arizona Fund	Connecticut Fund

Average Notional Cost:

Futures Contracts — Short	$2,832,000	$1,095,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

57

Eaton Vance

Municipal Income Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

At January 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$50,480,105	$—	$50,480,105

Total Investments	$—	$50,480,105	$—	$50,480,105

Liability Description

Futures Contracts	$(150,870)	$—	$—	$(150,870)

Total	$(150,870)	$—	$—	$(150,870)

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$70,711,865	$—	$70,711,865

Total Investments	$—	$70,711,865	$—	$70,711,865

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$126,373,113	$—	$126,373,113

Total Investments	$—	$126,373,113	$—	$126,373,113

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$145,128,880	$—	$145,128,880

Taxable Municipal Securities	—	5,267,349	—	5,267,349

Total Investments	$—	$150,396,229	$—	$150,396,229

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$175,327,539	$—	$175,327,539

Taxable Municipal Securities	—	83,975	—	83,975

Total Investments	$—	$175,411,514	$—	$175,411,514

58

Eaton Vance

Municipal Income Funds

January 31, 2019

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to each Fund were as follows:

	Arizona Municipal Income Fund		Connecticut Municipal Income Fund
	Number of Shares		Number of Shares
Nominee for Trustee	For	Withheld	For	Withheld

Mark R. Fetting	4,570,896	12,678	5,617,431	161,347

Keith Quinton	4,515,575	67,999	5,617,431	161,347

Marcus L. Smith	4,515,575	67,999	5,617,431	161,347

Susan J. Sutherland	4,583,574	0	5,617,431	161,347

Scott E. Wennerholm	4,519,615	63,959	5,617,431	161,347
Results are rounded to the nearest whole number.
	Minnesota Municipal Income Fund		New Jersey Municipal Income Fund
	Number of Shares		Number of Shares
Nominee for Trustee	For	Withheld	For	Withheld

Mark R. Fetting	13,355,426	275,832	12,867,326	45,785

Keith Quinton	13,355,426	275,832	12,824,898	88,214

Marcus L. Smith	13,355,426	275,832	12,867,326	45,785

Susan J. Sutherland	13,369,206	262,052	12,867,755	45,357

Scott E. Wennerholm	13,355,426	275,832	12,869,400	43,712
Results are rounded to the nearest whole number.
			Pennsylvania Municipal Income Fund
			Number of Shares
Nominee for Trustee			For	Withheld

Mark R. Fetting			17,170,749	157,176

Keith Quinton			17,171,445	156,481

Marcus L. Smith			17,171,445	156,481

Susan J. Sutherland			17,170,608	157,318

Scott E. Wennerholm			17,170,749	157,176

Results are rounded to the nearest whole number.

59

Eaton Vance

Municipal Income Funds

January 31, 2019

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

60

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

61

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7703    1.31.19

Eaton Vance

Municipal Opportunities Fund

Semiannual Report

January 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2019

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	31

Officers and Trustees	32

Important Notices	33

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/31/2011	05/31/2011	1.62%	3.12%	4.60%	4.89%
Class A with 4.75% Maximum Sales Charge	—	—	–3.19	–1.77	3.58	4.23
Class C at NAV	08/18/2014	05/31/2011	1.24	2.27	3.86	4.41
Class C with 1% Maximum Sales Charge	—	—	0.24	1.27	3.86	4.41
Class I at NAV	05/31/2011	05/31/2011	1.74	3.38	4.88	5.18
Bloomberg Barclays Municipal Bond Index	—	—	2.05%	3.26%	3.57%	3.94%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.95%	1.71%	0.70%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.28%	1.54%	2.53%
Taxable-Equivalent Distribution Rate				3.85	2.60	4.27
SEC 30-day Yield				2.02	1.38	2.37
Taxable-Equivalent SEC 30-day Yield				3.42	2.34	4.01

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,016.20	$4.83	0.95%
Class C	$1,000.00	$1,012.40	$8.62	1.70%
Class I	$1,000.00	$1,017.40	$3.56	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.84	0.95%
Class C	$1,000.00	$1,016.60	$8.64	1.70%
Class I	$1,000.00	$1,021.70	$3.57	0.70%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

4

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 89.6%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.5%

Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.65%, (SIFMA + 0.22%), 12/1/20(1)	$5,000	$4,982,850

		$4,982,850

Cogeneration — 0.6%

New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$6,260	$6,269,578

		$6,269,578

Education — 4.0%

Arizona State University, 5.00%, 7/1/33	$500	$569,095

Arizona State University, 5.00%, 7/1/34	580	658,886

Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	689,172

California Infrastructure and Economic Development Bank, (The Colburn School), 2.43%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	3,000	3,016,950

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/31	600	698,310

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/35	1,125	1,285,020

California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,583,036

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	590	588,631

Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	664,266

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(2)	2,535	2,585,193

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	524,897

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	559,835

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,890,671

Massachusetts Development Finance Agency, (Tufts University), (SPA: U.S. Bank, N.A.), 1.52% 8/15/48(3)	5,000	5,000,000

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,127,647

Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,199,472

Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,071,100

Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	782,912

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	$750	$903,360

New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,843,907

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	566,875

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	312,991

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	349,116

New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	574,310

New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	623,295

Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,153,760

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(2)	595	602,199

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 5.00%, 12/15/38(2)	2,690	2,743,343

Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	552,765

Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	553,160

University of Arkansas, 5.00%, 11/1/24	475	553,038

University of Arkansas, 5.00%, 11/1/25	500	593,110

University of Idaho, 5.00%, 4/1/24	500	574,480

University of North Carolina at Charlotte, 4.00%, 4/1/37	625	649,181

University of North Carolina at Greensboro, 5.00%, 4/1/27	400	485,876

West Virginia University, 1.96%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	3,500	3,501,015

		$42,630,874

Electric Utilities — 3.8%

Arkansas River Power Authority, CO, 5.00%, 10/1/27	$2,255	$2,523,548

Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,247,340

Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,233,540

Long Island Power Authority, NY, Electric System Revenue, 2.514%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	16,000	16,033,440

Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	597,635

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,827,848

Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	1,999,180

5	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	$1,750	$1,745,660

Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,496,745

Nebraska Public Power District, 5.00%, 1/1/24	750	857,700

Omaha Public Power District, NE, 5.00%, 2/1/25	550	642,395

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,903,573

Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	999,790

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,354,359

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,161,220

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	583,752

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	762,629

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	751,126

Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	565,875

Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	95	96,401

		$40,383,756

Escrowed / Prerefunded — 0.1%

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	$500	$547,290

Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	40	40,702

		$587,992

General Obligations — 14.5%

Ann Arbor Public Schools, MI, 5.00%, 5/1/23	$865	$978,280

Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,164,970

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,865	2,212,431

Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	2,000	2,411,940

Burlington, VT, 5.00%, 11/1/21	600	646,770

Burlington, VT, 5.00%, 11/1/22	500	551,330

Burlington, VT, 5.00%, 11/1/24	400	456,328

Burlington, VT, 5.00%, 11/1/25	500	577,535

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

California, 1.86%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(1)	$12,000	$11,970,480

Chelsea School District, MI, 4.00%, 5/1/24	765	844,017

Chelsea School District, MI, 4.00%, 5/1/25	765	853,465

Chicago, IL, 5.00%, 12/1/22	2,230	2,300,914

Chicago, IL, 5.625%, 1/1/30	6,000	6,685,320

Chicago, IL, 6.00%, 1/1/38	4,000	4,474,360

Chicago Board of Education, IL, 5.00%, 12/1/25	6,195	6,557,655

Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	3,080,346

Chicago Park District, IL, 5.00%, 1/1/24	500	547,225

Clackamas Community College District, OR, 0.00%, 6/15/21	385	368,688

Dallas, TX, 5.00%, 2/15/25	1,000	1,169,630

Delaware Valley Regional Finance Authority, PA, 2.448%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	8,000	7,950,080

Durand Area Schools, MI, 5.00%, 5/1/22	840	923,135

Durand Area Schools, MI, 5.00%, 5/1/23	960	1,078,618

Elmira, NY, 3.75%, 7/16/19(2)	2,000	2,005,920

Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	938,735

Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,046,131

Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,190,418

Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,171,947

Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	1,985,839

Illinois, 5.00%, 11/1/19	5,000	5,097,800

Illinois, 5.00%, 8/1/20	3,000	3,108,690

Illinois, 5.00%, 10/1/22	2,000	2,125,400

Illinois, 5.00%, 2/1/24	5,000	5,333,700

Illinois, 5.00%, 2/1/25	10,000	10,737,300

Illinois, 5.00%, 2/1/27	5,000	5,420,950

Illinois, 5.00%, 2/1/28	10,000	10,756,100

Illinois, 5.00%, 11/1/28	10,000	10,815,300

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,002,861

Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,330,722

Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,498,107

Manchester Community Schools, MI, 5.00%, 5/1/25	750	880,507

Massachusetts, 2.253%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	4,630	4,609,952

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	872,302

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,156,750

6	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	$500	$575,860

Mobile County, AL, 5.00%, 6/1/23	860	972,462

Mobile County, AL, 5.00%, 6/1/24	250	288,732

New York, NY, 5.00%, 8/1/25	1,000	1,132,860

New York, NY, 5.00%, 8/1/29	450	504,837

Norfolk, VA, 5.00%, 9/1/33	1,850	2,141,375

Ottawa County, MI, 5.00%, 11/1/22	500	559,750

Ottawa County, MI, 5.00%, 11/1/24	250	293,297

Ottawa County, MI, 5.00%, 11/1/25	300	358,368

Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,578,602

San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/28	2,000	2,281,500

Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,213,855

Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,198,660

Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,323,580

St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,181,796

St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,909,677

Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,168,460

Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	458,564

Upper Merion Area School District, PA, 5.00%, 1/15/29	500	579,150

Upper Merion Area School District, PA, 5.00%, 1/15/30	300	346,221

Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	815,273

Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	700,817

		$154,472,644

Hospital — 20.1%

Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,019,317

Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/26	2,525	2,890,645

Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/27	2,635	3,036,706

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	628,674

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,205,653

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,017,680

Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,261,181

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	$780	$808,322

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,788,667

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,497,137

Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,128,820

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	248,714

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	285,540

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	321,607

Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	361,222

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,530,893

Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,449,309

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,914,922

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,262,658

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	110,779

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	399,906

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	331,416

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	120,971

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	163,970

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	267,460

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	224,420

California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	490,080

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,647,945

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.664% (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	13,665	13,698,343

Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 2.238% (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	4,465	4,465,134

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	$1,910	$2,073,305

Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	229,966

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	349,173

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	161,838

Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	219,488

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/30	600	683,352

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/31	1,200	1,349,568

Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	520,195

Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,128,490

Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,298,039

Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,063,874

Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,168,871

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	9,485,280

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,105,090

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,875,159

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	505,509

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	442,178

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	484,803

Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,421,052

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	527,725

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,662,475

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	517,019

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	603,928

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	923,631

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	684,684

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	$200	$236,452

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,138,940

Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,025,901

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,115,670

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,016,418

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,467,492

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	545,455

Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	134,633

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	576,460

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,270,423

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	3,025,654

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	1,150	1,340,762

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,324,300

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,124,683

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I 2016, 5.00%, 7/1/27	1,150	1,328,998

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,718,259

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	295,542

Michigan Finance Authority, (McLaren Health Care), 2.463%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	6,250	6,277,500

Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,540,014

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,137,250

Montana Facility Finance Authority, (Billings Clinic Obligated Group), 1.98%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	10,000	9,951,700

Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,108,090

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	$500	$570,415

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,135,950

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,209,421

New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,744,494

New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	666,184

New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	555,370

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	2,999,022

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,155,260

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,305	1,534,967

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,560	1,735,157

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	20,000	19,459,400

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,148,410

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	567,395

New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	566,035

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	908,468

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	485,725

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	677,748

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,346,020

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(2)	700	765,576

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	1,000	1,140,360

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(2)	500	564,265

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(2)	600	673,416

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(2)	450	502,304

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	$1,000	$1,108,330

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(2)	1,100	1,211,848

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	1,100	1,205,919

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(2)	1,100	1,203,290

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(2)	1,200	1,308,384

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	1,000	1,087,360

New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(2)	300	340,797

New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(2)	1,500	1,740,690

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	249,725

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.804%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,003,240

Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	979,472

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,514,384

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	561,460

Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	562,730

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,321,480

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,793,726

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,639,477

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,779,121

St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,171,850

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	521,873

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	447,492

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	567,930

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	574,585

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	572,230

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	$500	$568,885

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,470,521

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	2,039,152

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,101,869

Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,292,650

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,867,552

Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,130,310

Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,174,890

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	274,023

		$214,261,986

Housing — 1.3%

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$537,670

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	951,232

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/24	1,385	1,443,004

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/25	1,505	1,568,827

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/26	1,000	1,040,810

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/27	760	789,875

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/28	570	588,462

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/29	570	584,159

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	431,528

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	715	786,393

North Dakota Housing Finance Agency, (SIFMA + 0.40%), 2/1/22 (Put Date), 1/1/43(4)	5,000	5,001,250

		$13,723,210

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 4.7%

Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	$1,250	$1,282,562

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	882,630

Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	973,821

Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	4,032,680

National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.18%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	2,500	2,494,200

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,516,350

New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	242,630

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	7,775	7,823,982

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	1,820	1,804,039

Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	9,385	9,507,662

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25(2)	1,000	1,089,050

Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,216,132

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	7,065	6,827,899

Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	1,265	1,418,482

Whiting, IN, (BP Products North America, Inc.), (AMT), 2.18%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,008,370

		$50,120,489

Insured – Education — 0.0%(5)

University of Puerto Rico, (NPFG), 5.00%, 6/1/25	$120	$120,412

		$120,412

Insured – Electric Utilities — 1.0%

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	$1,500	$1,707,150

Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	289,439

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,665,235

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	206,041

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	181,626

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$135	$144,715

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	734,875

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	567,434

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	132,782

Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,168,996

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,826,242

		$10,624,535

Insured – Escrowed / Prerefunded — 0.0%(5)

Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$273,106

		$273,106

Insured – General Obligations — 2.6%

Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$387,261

Atlantic City, NJ, (BAM), 5.00%, 3/1/23	500	551,400

Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	337,206

Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	338,202

Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	344,568

Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,028,910

Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,054,245

Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	730,080

Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	752,164

Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	759,973

Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,123,140

Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,141,810

Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,408,390

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,130,250

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,064,401

Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,801,157

Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,622

Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,035

Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,041

Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	64,694

Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	321,596

Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,820,256

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	986,948

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	$925	$1,020,821

Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	845,670

Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,170,920

Puerto Rico, (AGC), 5.00%, 7/1/34	310	316,962

Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,095,417

Puerto Rico, (NPFG), 5.25%, 7/1/22	530	536,021

Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	931,107

Rockland County, NY, (AGM), 5.00%, 3/1/24	350	400,974

South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	876,358

		$28,419,599

Insured – Housing — 0.1%

Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$419,660

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	467,490

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	430,064

		$1,317,214

Insured – Lease Revenue / Certificates of Participation — 0.5%

Kentucky Asset/Liability Commission, (NPFG), 2.223%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$5,000	$4,992,650

		$4,992,650

Insured – Other Revenue — 0.1%

Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$342,564

Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	363,850

Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	122,286

		$828,700

Insured – Special Tax Revenue — 0.4%

Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$444,920

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,940	1,941,164

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	$305	$329,766

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,120	1,227,218

		$3,943,068

Insured – Transportation — 2.8%

Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,412,572

Metropolitan Transportation Authority, NY, (AGM), 2.419%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	5,000	5,029,250

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	201,062

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	2,864,015

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,057,780

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,140,750

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	864,443

Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,718,382

Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	581,759

Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	112,614

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,650	3,948,497

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,710	2,926,990

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,623,005

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,457,306

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	401,516

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	106,694

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	212,986

Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,180	2,302,407

		$29,962,028

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.4%

Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$187,309

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,552,480

Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	103,110

		$4,842,899

Lease Revenue / Certificates of Participation — 1.8%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,522,120

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,339,160

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,479,490

Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,136,320

New Jersey Economic Development Authority, (School Facilities Construction), 3.03%, (SIFMA + 1.60%), 3/1/28(1)	7,500	7,460,850

Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	542,880

Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	540,025

		$19,020,845

Other Revenue — 5.7%

Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	$4,950	$5,647,752

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,149,210

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,157,228

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,450	1,577,861

District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	629,371

Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	1,465	1,579,519

Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(2)	1,000	1,078,170

Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(2)	4,550	4,657,698

Main Street Natural Gas, Inc., GA, 2.438%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	5,500	5,457,705

Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 1.88%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	9,705	9,621,925

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	$1,775	$1,821,399

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,063,010

New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.438%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	1,300	1,300,169

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.548%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	7,500	7,503,600

Southeast Alabama Gas Supply District, (Project No. 2), 2.538%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	3,000	2,991,030

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.568%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	5,525	5,491,242

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	107,242

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.48%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	1,000	1,017,610

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.788%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	1,011,500

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	711,143

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,520,892

Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	773,710

		$60,868,986

Senior Living / Life Care — 6.8%

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$532,470

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	657,103

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	386,456

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	346,651

Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	504,078

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	500	536,015

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,889,714

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	$1,320	$1,434,378

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	477,617

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	750,480

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	815,522

Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	448,681

Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 2.80%, 5/15/24	1,150	1,139,374

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	650	641,329

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	563,687

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	324,282

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	379,719

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	434,992

District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,003,970

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	222,559

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	128,800

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	475,225

Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	1,019,900

Howard County, MD, (Vantage House), 5.00%, 4/1/21	482	492,382

Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,639,912

Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,741,291

Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,712,551

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	743,113

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	973,716

Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	695,116

Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	95	100,302

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	1,200	1,277,268

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34(6)	1,000	1,001,330

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	$2,000	$2,007,780

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,934,528

Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	145	147,433

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	1,000	1,054,280

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,097,699

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,155,652

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,255,248

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	653,285

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/31	410	442,505

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	650	694,980

Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.00%, 11/15/22(2)	2,200	2,200,220

Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.50%, 11/15/23(2)	1,250	1,250,325

Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	1,750	1,700,877

Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,315,182

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/27	250	280,948

Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	302,424

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/28	1,675	1,777,359

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	1,000	1,052,600

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	1,930	2,023,142

St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,305	1,373,343

Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 3.875%, 11/15/22	2,500	2,472,600

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,083,460

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	$540	$588,109

Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	433,628

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,787,665

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	796,785

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	627,132

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	536,595

Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(2)	1,445	1,447,688

Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2)	750	780,562

Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	250	245,948

Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,705,411

Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,028,353

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	511,195

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	697,405

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	1,029,068

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,426,616

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	521,070

		$72,929,083

Special Tax Revenue — 3.1%

Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	$1,000	$1,148,140

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	1,500	1,732,890

Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	47,002

Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	67,219

Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	853,291

Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,899,096

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,290,495

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 1.63%, 8/1/42(3)	$15,000	$15,000,000

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,791,720

South Village Community Development District, FL, 2.00%, 5/1/20	305	304,847

South Village Community Development District, FL, 2.00%, 5/1/21	100	99,890

South Village Community Development District, FL, 2.125%, 5/1/22	100	99,858

South Village Community Development District, FL, 2.375%, 5/1/23	100	100,179

South Village Community Development District, FL, 2.50%, 5/1/24	100	100,096

South Village Community Development District, FL, 2.75%, 5/1/25	100	100,857

South Village Community Development District, FL, 3.25%, 5/1/27	100	102,598

South Village Community Development District, FL, 4.35%, 5/1/26	520	521,087

Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,862,360

		$33,121,625

Student Loan — 0.1%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$667,938

Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	551,160

		$1,219,098

Transportation — 12.4%

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	$1,700	$1,915,883

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/35	3,300	3,702,138

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	3,910	4,366,492

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,715	1,905,073

Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	399,427

Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	575,180

Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	629,189

Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	854,183

Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	680,316

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	$7,255	$8,232,539

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,102,140

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,163,020

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,612,400

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,298,706

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	4,871,127

Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,644,972

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	568,250

Denver City and County, CO, Airport System Revenue, 2.624%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	2,040	2,043,244

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	3,000	3,502,860

E-470 Public Highway Authority, CO, 2.738%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,008,110

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	269,248

Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,421,950

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,626,174

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,132,540

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	1,710	1,982,181

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,515	2,893,331

Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,414,106

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,330	1,563,069

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/29	1,470	1,726,530

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	5,000	5,874,800

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	912,554

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,152,780

New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.63%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	2,750	2,774,200

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	$1,600	$1,794,656

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,821,232

New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,125,390

New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/28	10,000	11,638,000

New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	5,939,078

North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,149,480

Pennsylvania Turnpike Commission, 2.13%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,495,475

Pennsylvania Turnpike Commission, 2.31%, (SIFMA + 0.88%), 12/1/20(1)	1,000	1,005,480

Pennsylvania Turnpike Commission, 2.58%, (SIFMA + 1.15%), 12/1/19(1)	550	551,309

Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,497,466

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,652,199

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/24	435	488,357

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/25	700	796,061

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/26	500	573,945

Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/27	700	810,201

San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	1,500	1,773,840

South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	548,490

South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	547,390

South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	817,793

South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,574,743

Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	555,155

Triborough Bridge and Tunnel Authority, NY, 2.388%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	9,820	9,885,401

		$131,859,853

Water and Sewer — 2.2%

California Department of Water Resources, (Central Valley Project), 1.80%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$8,000	$7,995,040

Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	482,113

Charleston, SC, Waterworks and Sewer System Revenue, 2.131%, (70% of 1 mo. USD LIBOR + 0.37%), 1/1/22 (Put Date), 1/1/35(1)	5,000	4,999,900

Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	440,053

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	$505	$569,812

Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	134,595

Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	314,266

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,058,320

Riverside, CA, Water System Revenue, 2.06%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	4,690	4,692,814

San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	2,575	2,918,711

		$23,605,624

Total Tax-Exempt Municipal Securities — 89.6% (identified cost $937,498,236)		$955,382,704

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000’s omitted)	Value

Housing — 0.1%

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 3.001%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$485	$484,431

Total Tax-Exempt Mortgage-Backed Securities — 0.1% (identified cost $484,940)		$484,431

Taxable Municipal Securities — 5.6%
Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.2%

Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,070,780

		$2,070,780

General Obligations — 2.0%

Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,517,583

Chicago, IL, 7.375%, 1/1/33	3,250	3,548,967

Chicago, IL, 7.75%, 1/1/42	9,810	11,822,031

Chicago, IL, 7.781%, 1/1/35	2,600	2,882,828

		$21,771,409

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.7%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,664,338

		$7,664,338

Insured – General Obligations — 0.9%

Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,985	$1,982,977

Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,833,119

		$9,816,096

Insured – Hospital — 0.2%

Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,603,815

		$1,603,815

Insured – Special Tax Revenue — 0.4%

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$904,231

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,057,130

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	349,769

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	514,111

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	505,660

Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	509,240

		$3,840,141

Senior Living / Life Care — 0.8%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,458,511

St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	7,000	6,814,080

		$8,272,591

Special Tax Revenue — 0.2%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,000	$1,000,000

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	500	500,330

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	1,000,290

		$2,500,620

Security	Principal Amount (000’s omitted)	Value

Transportation — 0.2%

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,936,660

		$1,936,660

Total Taxable Municipal Securities — 5.6% (identified cost $56,325,523)		$59,476,450

Corporate Bonds & Notes — 1.8%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.8%

Care New England Health System, 5.50%, 9/1/26	$11,000	$11,673,132

Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	4,035	4,120,194

St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,182,587

Total Corporate Bonds & Notes — 1.8% (identified cost $17,991,436)		$18,975,913

Closed-End Funds — 1.3%
Security	Shares	Value

Nuveen AMT-Free Quality Municipal Income Fund	275,000	$3,536,500

Nuveen Quality Municipal Income Fund	800,000	10,520,000

Total Closed-End Funds — 1.3% (identified cost $13,494,855)		$14,056,500

Total Investments — 98.4% (identified cost $1,025,794,990)		$1,048,375,998

Other Assets, Less Liabilities — 1.6%		$17,373,517

Net Assets — 100.0%		$1,065,749,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	14.2%

New York	14.5%

Others, representing less than 10% individually	69.7%

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2019, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $63,386,978 or 5.9% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2019.

(4)	When-issued, floating rate security whose interest rate will be determined after January 31, 2019.

(5)	Amount is less than 0.05%.

(6)	When-issued security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. Long Treasury Bond	150	Short	3/20/19	$(22,003,125)	$(1,131,525)

					$(1,131,525)

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

Liq	–	Liquidity Provider

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2019

Investments, at value (identified cost, $1,025,794,990)	$1,048,375,998

Cash	10,002,889

Deposits for derivatives collateral — financial futures contracts	376,185

Interest and dividends receivable	8,750,730

Receivable for investments sold	4,426,166

Receivable for Fund shares sold	4,190,060

Total assets	$1,076,122,028

Liabilities

Payable for when-issued securities	$5,996,970

Payable for variation margin on open financial futures contracts	150,003

Payable for Fund shares redeemed	3,095,537

Distributions payable	353,597

Payable to affiliates:

Investment adviser and administration fee	520,872

Distribution and service fees	66,899

Accrued expenses	188,635

Total liabilities	$10,372,513

Net Assets	$1,065,749,515

Sources of Net Assets

Paid-in capital	$1,054,246,087

Distributable earnings	11,503,428

Net Assets	$1,065,749,515

Class A Shares

Net Assets	$125,811,727

Shares Outstanding	10,548,730

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.93

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$12.52

Class C Shares

Net Assets	$47,676,844

Shares Outstanding	3,998,683

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.92

Class I Shares

Net Assets	$892,260,944

Shares Outstanding	74,696,308

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.95

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2019

Interest	$16,747,946

Dividends	296,925

Total investment income	$17,044,871

Expenses

Investment adviser and administration fee	$3,004,018

Distribution and service fees

Class A	148,074

Class C	249,360

Trustees’ fees and expenses	29,261

Custodian fee	125,419

Transfer and dividend disbursing agent fees	177,043

Legal and accounting services	36,164

Printing and postage	34,612

Registration fees	63,180

Miscellaneous	99,323

Total expenses	$3,966,454

Net investment income	$13,078,417

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(3,153,197)

Financial futures contracts	247,851

Net realized loss	$(2,905,346)

Change in unrealized appreciation (depreciation) —

Investments	$8,128,093

Financial futures contracts	(1,012,924)

Net change in unrealized appreciation (depreciation)	$7,115,169

Net realized and unrealized gain	$4,209,823

Net increase in net assets from operations	$17,288,240

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

From operations —

Net investment income	$13,078,417	$21,340,347

Net realized gain (loss)	(2,905,346)	35,747

Net change in unrealized appreciation (depreciation)	7,115,169	(7,698,659)

Net increase in net assets from operations	$17,288,240	$13,677,435

Distributions to shareholders(1)

Class A	$(1,393,504)	$(2,422,278)

Class C	(399,257)	(711,094)

Class I	(11,122,716)	(17,950,503)

Total distributions to shareholders	$(12,915,477)	$(21,083,875)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$24,480,382	$42,770,177

Class C	4,766,963	11,982,388

Class I	202,485,545	399,788,818

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,300,145	2,255,276

Class C	321,420	577,126

Class I	9,205,119	14,974,539

Cost of shares redeemed

Class A	(18,317,430)	(39,876,785)

Class C	(8,343,636)	(14,556,745)

Class I	(163,724,171)	(198,297,827)

Net asset value of shares converted

Class A	820,185	—

Class C	(820,185)	—

Net increase in net assets from Fund share transactions	$52,174,337	$219,616,967

Net increase in net assets	$56,547,100	$212,210,527

Net Assets

At beginning of period	$1,009,202,415	$796,991,888

At end of period	$1,065,749,515	$1,009,202,415 (2)

(1)

For the year ended July 31, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated distributions in excess of net investment income of $(5,270) at July 31, 2018. The requirement to disclose the corresponding amount as of January 31, 2019 was eliminated.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Financial Highlights

	Class A

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015		2014

Net asset value — Beginning of period	$11.880		$11.960	$12.250	$11.490	$11.180		$10.240

Income (Loss) From Operations

Net investment income	$0.142	(1)	$0.251 (1)	$0.236	$0.218	$0.202		$0.242

Net realized and unrealized gain (loss)	0.048		(0.084)	(0.239)	0.760	0.319		0.940

Total income (loss) from operations	$0.190		$0.167	$(0.003)	$0.978	$0.521		$1.182

Less Distributions

From net investment income	$(0.140)		$(0.247)	$(0.236)	$(0.218)	$(0.202)		$(0.242)

From net realized gain	—		—	(0.051)	—	(0.009)		—

Total distributions	$(0.140)		$(0.247)	$(0.287)	$(0.218)	$(0.211)		$(0.242)

Net asset value — End of period	$11.930		$11.880	$11.960	$12.250	$11.490		$11.180

Total Return(2)	1.62	%(3)	1.41%	0.04%	8.59%	4.68	%(4)	11.69	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$125,812		$116,961	$112,632	$154,283	$87,416		$16,715

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.95	%(6)	0.93%	0.96%	0.97%	1.00	%(4)	1.09	%(4)

Net investment income	2.38	%(6)	2.11%	2.02%	1.85%	1.72%		2.25%

Portfolio Turnover	18	%(3)	30%	53%	58%	79%		283%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% and 0.20% of average daily net assets for the years ended July 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Financial Highlights — continued

	Class C

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2015(1)
			2018	2017	2016

Net asset value — Beginning of period	$11.870		$11.960	$12.250	$11.480	$11.270

Income (Loss) From Operations

Net investment income	$0.097	(2)	$0.161 (2)	$0.146	$0.129	$0.103

Net realized and unrealized gain (loss)	0.048		(0.093)	(0.239)	0.770	0.219

Total income (loss) from operations	$0.145		$0.068	$(0.093)	$0.899	$0.322

Less Distributions

From net investment income	$(0.095)		$(0.158)	$(0.146)	$(0.129)	$(0.103)

From net realized gain	—		—	(0.051)	—	(0.009)

Total distributions	$(0.095)		$(0.158)	$(0.197)	$(0.129)	$(0.112)

Net asset value — End of period	$11.920		$11.870	$11.960	$12.250	$11.480

Total Return(3)	1.24	%(4)	0.57%	(0.71)%	7.87%	2.86	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,677		$51,587	$54,001	$47,302	$21,534

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.70	%(7)	1.69%	1.71%	1.72%	1.75	%(5)(7)

Net investment income	1.63	%(7)	1.35%	1.27%	1.09%	0.91	%(7)

Portfolio Turnover	18	%(4)	30%	53%	58%	79	%(8)

(1)	For the period from the commencement of operations, August 18, 2014, to July 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% of average daily net assets for the period ended July 31, 2015). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the year ended July 31, 2015.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Financial Highlights — continued

	Class I

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018	2017	2016	2015		2014

Net asset value — Beginning of period	$11.900		$11.980	$12.270	$11.500	$11.190		$10.250

Income (Loss) From Operations

Net investment income	$0.157	(1)	$0.282 (1)	$0.265	$0.248	$0.232		$0.269

Net realized and unrealized gain (loss)	0.048		(0.085)	(0.239)	0.770	0.319		0.939

Total income from operations	$0.205		$0.197	$0.026	$1.018	$0.551		$1.208

Less Distributions

From net investment income	$(0.155)		$(0.277)	$(0.265)	$(0.248)	$(0.232)		$(0.268)

From net realized gain	—		—	(0.051)	—	(0.009)		—

Total distributions	$(0.155)		$(0.277)	$(0.316)	$(0.248)	$(0.241)		$(0.268)

Net asset value — End of period	$11.950		$11.900	$11.980	$12.270	$11.500		$11.190

Total Return(2)	1.74	%(3)	1.67%	0.29%	8.95%	4.94	%(4)	11.96	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$892,261		$840,654	$630,358	$501,541	$211,151		$42,549

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.70	%(6)	0.68%	0.71%	0.72%	0.75	%(4)	0.84	%(4)

Net investment income	2.63	%(6)	2.37%	2.27%	2.09%	1.98%		2.44%

Portfolio Turnover	18	%(3)	30%	53%	58%	79%		283%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% and 0.20% of average daily net assets for the years ended July 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of January 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

25

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $8,071,318 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2018, $8,071,318 are short-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,024,883,032

Gross unrealized appreciation	$26,878,953

Gross unrealized depreciation	(4,517,512)

Net unrealized appreciation	$22,361,441

26

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.575% from $500 million up to $1 billion, 0.55% from $1 billion up to $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended January 31, 2019, the investment adviser and administration fee amounted to $3,004,018 or 0.59% (annualized) of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2019, EVM earned $3,790 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,583 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2019 amounted to $148,074 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2019, the Fund paid or accrued to EVD $187,020 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2019 amounted to $62,340 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2019, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $218,837,756 and $178,765,116, respectively, for the six months ended January 31, 2019.

27

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

Sales	2,074,206	3,592,634

Issued to shareholders electing to receive payments of distributions in Fund shares	110,060	189,820

Redemptions	(1,552,213)	(3,349,278)

Converted from Class C shares	69,031	—

Net increase	701,084	433,176

Class C	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

Sales	403,842	1,004,685

Issued to shareholders electing to receive payments of distributions in Fund shares	27,218	48,615

Redemptions	(708,195)	(1,223,805)

Converted to Class A shares	(69,009)	—

Net decrease	(346,144)	(170,505)

Class I	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

Sales	17,120,683	33,485,781

Issued to shareholders electing to receive payments of distributions in Fund shares	777,928	1,258,828

Redemptions	(13,872,222)	(16,683,300)

Net increase	4,026,389	18,061,309

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2019.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2019 is included in the Portfolio of Investments. At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

28

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures Contracts	$—	$(1,131,525	)(1)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures Contracts	$247,851	$(1,012,924)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the six months ended January 31, 2019, which is indicative of the volume of this derivative type, was approximately $21,239,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$955,382,704	$—	$955,382,704

Tax-Exempt Mortgage-Backed Securities	—	484,431	—	484,431

Taxable Municipal Securities	—	59,476,450	—	59,476,450

Corporate Bonds & Notes	—	18,975,913	—	18,975,913

Closed-End Funds	14,056,500	—	—	14,056,500

Total Investments	$14,056,500	$1,034,319,498	$—	$1,048,375,998

Liability Description

Futures Contracts	$(1,131,525)	$—	$—	$(1,131,525)

Total	$(1,131,525)	$—	$—	$(1,131,525)

30

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	78,408,568	777,848

Keith Quinton	78,432,038	754,378

Marcus L. Smith	78,447,634	738,782

Susan J. Sutherland	78,456,590	729,826

Scott E. Wennerholm	78,385,113	801,304

Results are rounded to the nearest whole number.

31

Eaton Vance

Municipal Opportunities Fund

January 31, 2019

Officers and Trustees

Officers of Eaton Vance Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipal Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7778    1.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019